RELATED PARTIES - Previous Period, Narrative (Details) $ in Millions								1 Months Ended			3 Months Ended		6 Months Ended		26 Months Ended
	Jun. 06, 2026 USD ($) shares	Jun. 17, 2025 shares	Jun. 07, 2025 USD ($) shares	May 20, 2025 shares member	May 14, 2025 shares	Apr. 28, 2025 shares	Apr. 02, 2025 shares	Mar. 31, 2025 shares	Feb. 28, 2025 USD ($)	Apr. 30, 2024 shares award	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Feb. 29, 2024
Disclosure of transactions between related parties [line items]
Cash-settled share-based payment expense | $											$ 0.0	$ 2.0	$ 1.0	$ 2.0
Equity-settled share-based payment expense | $											$ 4.0	$ 7.0	$ 10.0	17.0
Short term incentive scheme
Disclosure of transactions between related parties [line items]
Vesting period													2 years
Employee short term incentive, share awards (in percentage)													25.00%
2024 Agreement | Impact Investments LLC
Disclosure of transactions between related parties [line items]
Legal and regulatory costs | $														0.3
Equity-settled share-based payment expense | $														$ 1.0
2024 Agreement | Impact Investments LLC | Warrant A
Disclosure of transactions between related parties [line items]
Issue of equity | $	$ 2.0		$ 2.0
Average trading price period	90 days		90 days
Number of other equity instruments granted in share-based payment arrangement (in shares)	955,125		1,087,855
2024 Agreement | Impact Investments LLC | Warrant A | ADS
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	38,205		43,514
Board of Directors | Deferred share plan
Disclosure of transactions between related parties [line items]
Cash-settled share-based payment expense | $									$ 1.0
Burak Ozer, Group Chief Financial Officer (Group CFO) | 2021 Deferred Share Plan
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares)							250,000
Burak Ozer, Group Chief Financial Officer (Group CFO) | 2021 Deferred Share Plan | Tranche one
Disclosure of transactions between related parties [line items]
Vesting percentage													50.00%
Burak Ozer, Group Chief Financial Officer (Group CFO) | 2021 Deferred Share Plan | Tranche two
Disclosure of transactions between related parties [line items]
Vesting percentage													50.00%
Omiyinka Doris | Short term incentive scheme
Disclosure of transactions between related parties [line items]
Number of share options exercised in share-based payment arrangement (in shares)						118,850
Vesting period													2 years
Employee short term incentive, share awards (in percentage)															50.00%
Omiyinka Doris | Umbrella Incentive Plan | Tranche one
Disclosure of transactions between related parties [line items]
Vesting percentage													40.00%
Omiyinka Doris | Umbrella Incentive Plan | Tranche two
Disclosure of transactions between related parties [line items]
Vesting percentage													40.00%
Omiyinka Doris | Umbrella Incentive Plan | Tranche three
Disclosure of transactions between related parties [line items]
Vesting percentage													20.00%
Omiyinka Doris | Long-term incentive plan
Disclosure of transactions between related parties [line items]
Number of share options forfeited in share-based payment arrangement (in shares)		2,055,292
Cash settlement | Short term incentive scheme
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares)													131,200
Cash settlement | Board of Directors | Deferred share plan
Disclosure of transactions between related parties [line items]
Number of awards in share-based payment arrangement | award										2
Cash settlement | Board of Directors | Deferred Share Plan (DSP) - Award 1
Disclosure of transactions between related parties [line items]
Number of share options exercised in share-based payment arrangement (in shares)										500,000
Cash settlement | Board of Directors | Deferred Share Plan (DSP) - Award 2
Disclosure of transactions between related parties [line items]
Number of share options exercised in share-based payment arrangement (in shares)										273,825
Equity settlement | Group Executive Committee | Deferred share plan
Disclosure of transactions between related parties [line items]
Number of share options exercised in share-based payment arrangement (in shares)								1,644,025
Vesting period								2 years
Equity settlement | Omiyinka Doris | Umbrella Incentive Plan
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares)		685,000
Equity settlement | General Executive Committee Members (Excluding General Counsel) | Umbrella Incentive Plan
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares)					8,266,750
Equity settlement | Rotational General Executive Committee Members | Umbrella Incentive Plan
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares)				755,825
Number of key management personnel granted share options in share-based payment arrangement | member				2